Label		Element	Value
HSBC Global High Yield Bond Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return, Heading		rr_RiskReturnHeading	HSBC Global High Yield Bond Fund
Investment Objective, Heading		rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary		rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Global High Yield Bond Fund (the “Fund”) is to maximize total return (comprised of capital appreciation and income).
Expense, Heading		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 38 of this prospectus and in the Fund's Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 64.

Shareholder Fees, Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Expense Breakpoint, Minimum Investment Required Amount		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by Year, Caption		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative		rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in a globally diversified portfolio of high yield securities. High yield securities are commonly referred to as “junk bonds” and are rated lower than “Baa3” by Moody's Investors Service (“Moody's”) or lower than “BBB-” by Standard & Poor's Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (“Adviser”), or any investment subadviser of the Fund, to be of comparable quality. The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security.

The Fund invests in fixed income securities issued by companies or governments (or any political subdivision, agency, authority or instrumentality of a government) economically tied to a number of countries around the world, including the United States. The Fund invests in at least three countries, including the United States, and may invest in the securities of issuers in emerging market countries.

The Fund primarily invests in U.S. dollar denominated fixed income securities or fixed income securities denominated in a foreign currency that are hedged into U.S. dollars. The Fund may seek to hedge certain of its exposure to foreign currencies through the use of forward foreign currency exchange contracts. The Fund may also invest up to 20% of its total assets in local currency-denominated emerging markets fixed income securities.

The Fund may invest in swaps (e.g., credit default, interest rate and total return swaps), forwards (e.g., forward foreign currency exchange contracts), futures, options and other derivative instruments for hedging purposes, cash management purposes, as a substitute for investing in fixed income securities, or to enhance returns. For example, the Fund may use credit default swaps to manage credit risk, interest rate swaps to manage interest rate risk and forward foreign currency exchange contracts to manage currency risk. The Fund may also use derivatives, including futures, for investment purposes when the Adviser or any Subadviser (as defined below) believe that doing so will assist the Fund in achieving its investment objective. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics or exposure similar to high yield securities.

The Fund may also purchase investment grade fixed income securities. Investment grade fixed income securities are securities that are rated by one or more nationally recognized statistical rating organizations (“NRSROs”) within one of the four highest long-term quality grades at the time of purchase (e.g., “AAA”, “AA”, “A” or “BBB” by S&P or Fitch or “Aaa”, “Aa”, “A” or “Baa” by Moody). The Fund may also invest up to 20% of its total assets in asset-backed securities.

The Fund may also seek to achieve its investment objective by investing up to 10% of its total assets in other underlying funds. The underlying funds may include mutual funds managed by the Adviser and mutual funds and exchange traded funds (“ETFs”) managed by investment advisers that are not associated with the Adviser.

The Fund's portfolio is carefully constructed by a lead portfolio manager of the Adviser. The lead portfolio manager can also utilize the capabilities of HSBC Global Asset Management (France) (“Subadviser”), by receiving and acting upon investment recommendations made by the Subadviser. If determined to be beneficial by the Adviser, the Subadviser may manage the Fund's European regional “sleeve”. The lead portfolio manager would manage the Fund's overall duration and spread risk and manage allocations to other asset classes. Through top-down oversight, the lead portfolio manager determines asset and, if deemed beneficial, sleeve allocations and currency and duration positioning, among other things. Securities are selected for purchase and sale through a fundamental research-driven bottom-up investment process, in which issuers are analyzed based on fundamental credit research and standard valuation tools. Securities are also selected through a top-down investment process, based on regional, sector and credit allocations.

The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration that normally varies within one year (plus or minus) of the duration of the BofA Merrill Lynch Global High Yield BB-B Constrained Index (USD Hedged), which as of March 31, 2015 was 3.86 years.

Strategy Portfolio Concentration		rr_StrategyPortfolioConcentration

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in a globally diversified portfolio of high yield securities.

Risk, Heading		rr_RiskHeading	Principal Investment Risks
Risk, Narrative		rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

•

Market Risk: The value of the Fund's investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund's investments in a different country or geographic region.

•	Debt Instruments Risk: The risks of investing in debt instruments include:

•

Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund's investments.

•

High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

•

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

•

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

•

Emerging Markets Risk: The Fund's investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

•

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

•

Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.

•

Counterparty Risk: When the Fund enters into an investment contract, such as a derivative, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

•

Derivatives Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•

Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund's performance and increase the volatility of the Fund's net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.

•

Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

•

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund's value to decrease. Swap agreements may also be considered illiquid.

•

Sovereign Debt Risk: Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt or its failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

•

Asset-Backed Securities: Asset-backed securities are debt instruments that are secured by interests in pools of financial assets, such as credit card or automobile receivables. The value of these securities will be influenced by the factors affecting the assets underlying such securities, changes in interest rates, changes in default rates of borrowers and private insurers or deteriorating economic conditions. During periods of declining asset values, asset-backed securities may be difficult to value or become more volatile and/or illiquid. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

•

Underlying Fund Selection Risk: The risk that the Fund may invest in underlying funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the underlying funds or otherwise. Underlying funds also have their own expenses, which the Fund bears in addition to its own expenses.

Risk, Closing		rr_RiskClosingTextBlock	An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money		rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Not Insured Depository Institution		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative		rr_PerformanceNarrativeTextBlock	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.
Performance One Year or Less		rr_PerformanceOneYearOrLess	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.
HSBC Global High Yield Bond Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (load)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee		rr_ManagementFeesOverAssets	0.65%
Shareholder servicing fee		rr_Component1OtherExpensesOverAssets	0.25%
Other operating expenses		rr_Component2OtherExpensesOverAssets	0.75%
Total Other Expenses	[1]	rr_OtherExpensesOverAssets	1.00%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.65%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.50%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 24, 2016
1 Year		rr_ExpenseExampleYear01	$ 587
3 Years		rr_ExpenseExampleYear03	$ 924
HSBC Global High Yield Bond Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee		rr_ManagementFeesOverAssets	0.65%
Shareholder servicing fee		rr_Component1OtherExpensesOverAssets	none
Other operating expenses		rr_Component2OtherExpensesOverAssets	0.65%
Total Other Expenses	[1]	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.50%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 24, 2016
1 Year		rr_ExpenseExampleYear01	$ 82
3 Years		rr_ExpenseExampleYear03	$ 363

[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.15% for Class A Shares and 0.80% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until April 24, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.